Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Summary of Securities Pledged as Collateral Under Repurchase Agreements

The following table presents detail regarding the securities pledged as collateral under repurchase agreements as of December 31, 2015 and December 31, 2014. All of the repurchase agreements are overnight agreements.

	December 31, 2015	December 31, 2014
Securities pledged for repurchase agreements:
U.S. Treasury securities	$894	$876
Obligations of U.S. government agencies	24,146	20,737

Total securities pledged	$25,040	$21,613

Gross amount of recognized liabilities for repurchase agreements	$25,040	$21,613

Amounts related to agreements not included in offsetting disclosures above	$—	$—

Schedule of Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase was as follows:

	2015	2014	2013
Outstanding balance at year end	$25,040	$21,613	$20,053
Average balance during the year	20,086	19,759	20,749
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$25,040	$33,764	$24,257
Weighted average interest rate at year end	0.10%	0.10%	0.10%